Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Supplement [Text Block]	dpt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Core Plus Income Fund

The following changes will take effect on or about October 30, 2017:

Current Fund Name	New Fund Name
Deutsche Core Plus Income Fund	Deutsche Total Return Bond Fund

The following information replaces existing disclosure within the "Main investments" sub-heading in the summary section and the "FUND DETAILS" section of the fund's prospectus.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

Deutsche Core Plus Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Core Plus Income Fund

The following changes will take effect on or about October 30, 2017:

Current Fund Name	New Fund Name
Deutsche Core Plus Income Fund	Deutsche Total Return Bond Fund

The following information replaces existing disclosure within the "Main investments" sub-heading in the summary section and the "FUND DETAILS" section of the fund's prospectus.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.